Operating Expenses by Nature - Schedule of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense By Nature [Abstract]
External research and development costs	$ 70,531	$ 49,480	$ 43,268
Staff costs (note 16)	24,556	19,537	17,999
Professional fees	7,072	3,871	2,862
Rents	21	827	592
Travel expenses	1,398	1,044	1,073
Patent registration costs	882	1,002	426
Depreciation	737	109	70
Other	1,914	1,299	1,190
Total operating expenses by nature	$ 107,111	$ 77,169	$ 67,480